Investments in Available-for-Sale Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Marketable Securities [Line Items]
Investments in Available-for-Sale Securities

5. Investments in Available-for-Sale Securities

The Company has invested in marketable debt securities, primarily investment grade corporate bonds and highly liquid U.S Treasury securities, which are held in the custody of a major financial institution. These securities are classified as available-for-sale and, accordingly, the unrealized gains and losses are recorded through other comprehensive income.

	June 30, 2021
		Gross	Gross
		Unrealized	Unrealized
	Cost Basis	Gains	Losses	Fair Value
U.S government and agency securities	$11,101	$62	$—	$11,163
Corporate notes and bonds	18,474	114	(117)	18,471
Total Investments	$29,575	$176	$(117)	$29,634

5. Investments in Available-for-Sale Securities (continued)

	December 31, 2020
		Gross	Gross
		Unrealized	Unrealized
	Cost Basis	Gains	Losses	Fair Value
U.S government and agency securities	$75	$1	$—	$76
Corporate notes and bonds	100,235	242	(219)	100,258
Total Investments	$100,310	$243	$(219)	$100,334

The aggregate fair value of investments with unrealized losses that had been owned for less than a year was $6,304 and $25,923 at June 30, 2021 and December 31, 2020, respectively. The Company did not have any unrealized losses on investments owned for more than one year as of June 30, 2021 and December 31, 2020, respectively. The unrealized losses in the Company’s portfolio at June 30, 2021 are the result of normal market fluctuations. The Company does not intend to sell these securities before recovery of their amortized cost basis.

Available-for-sale investments outstanding at June 30, 2021, classified as marketable securities in the accompanying condensed consolidated balance sheets, have maturity dates ranging from the third quarter of 2021 through the fourth quarter of 2027. The fair value of marketable securities as of June 30, 2021 with maturities within one year, one to five years, and more than five years was $20,859, $7,446 and $1,329, respectively. The Company classifies available-for-sale investments as current based on the nature of the investments and their availability to provide cash for use in current operations, if needed.

5. Investments in Available-for-Sale Securities

The Company has invested in marketable debt securities, primarily investment grade corporate bonds and highly liquid U.S Treasury securities, which are held in the custody of a major financial institution. These securities are classified as available-for-sale and, accordingly, the unrealized gains and losses are recorded through other comprehensive income.

	December 31, 2020
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S government and agency securities	$75	$1	$—	$76
Corporate notes and bonds	100,235	242	(219)	100,258
Total Investments	$100,310	$243	$(219)	$100,334

	December 31, 2019
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S government and agency securities	$—	$—	$—	$—
Corporate notes and bonds	8,376	—	(61)	8,315
Total Investments	$8,376	$—	$(61)	$8,315

The aggregate fair value of investments with unrealized losses that had been owned for less than a year was $25,923 and $8,315 at December 31, 2020 and 2019, respectively. The Company did not have any unrealized losses on investments owned for more than one year as of December 31, 2020 and 2019, respectively. The Company does not intend to sell these securities before recovery of their amortized cost basis.

Available-for-sale investments outstanding at December 31, 2020, classified as marketable securities in the consolidated balance sheets, have maturity dates ranging from the first quarter of 2021 through the second quarter of 2024. The fair value of marketable securities as of December 31, 2020 with maturities within one year and one to five years is $27,268 and $73,066, respectively. The Company classifies available-for-sale investments as current based on the nature of the investments and their availability to provide cash for use in current operations, if needed.